COLLABORATION INTEREST-BEARING ADVANCED FUNDING	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
COLLABORATION INTEREST-BEARING ADVANCED FUNDING	COLLABORATION INTEREST-BEARING ADVANCED FUNDING

	Effective interest rate (%)	Maturity	June 30, 2025
			US$’000
Non-current
Collaboration Interest-bearing Advanced Funding	7.22	No specific maturity date	310,264

Pursuant to the Janssen Agreement, the Company is entitled to receive funding advances from the collaborator when certain operational conditions are met. As a result, the Company took an initial funding advance with principal amounting to $17.3 million on June 18, 2021, a second funding advance with principal amounting to $53.1 million on September 17, 2021, a third funding advance with principal amounting to $49.3 million on December 17, 2021, a forth funding advance with principal amounting to $5.3 million on March 18, 2022, a fifth funding advance with principal amounting to $60.9 million on June 17, 2022, a sixth funding advance with principal amounting to $60.5 million on September 16, 2022, and a seventh funding advance with principal amounting to $3.6 million on December 16, 2022, by reducing the same amount of other payables due to the collaborator, respectively (collectively, the “Funding Advances”).
These Funding Advances are accounted for as interest-bearing borrowings funded by the collaborator, constituted by a principal amounting to $250.0 million and applicable interests accrued amounting to $60.3 million upon such principal. The respective interest rate of each borrowing has transitioned from London Interbank Offered Rate (LIBOR) to Secured Overnight Financing Rate (SOFR) in accordance with the LIBOR ACT. Thus, outstanding advances accrue interest at 12 month CME term SOFR plus LIBOR/SOFR adjustment (12 month) plus a margin of 2.5%. For each of the seven batches of funding advances, interest started to accrue from June 18, 2021, September 17, 2021, December 17, 2021, March 18, 2022, June 17, 2022, September 16, 2022, and December 16, 2022, respectively.
The interest for collaboration interest-bearing advanced funding was $4.5 million and $5.2 million for the three months ended June 30, 2025, and 2024, respectively, and $9.1 million and $10.2 million for the six months ended June 30, 2025, and 2024, respectively. These amounts are included in Finance Costs on the consolidated statement of profit or loss and other comprehensive income/(loss).
Pursuant to the terms of the Janssen Agreement, the collaborator may recoup the aggregate amount of Funding Advances, together with interest thereon, from Company’s share of pre-tax profits starting from the first calendar quarter following the first profitable year of the collaboration program and, subject to some limitations, from milestone payments due to the Company under the Janssen Agreement. The Company’s management estimated the loan will not be recouped by the collaborator within one year, nor does the Company expect to repay the funding advances within one year, and thus the loan was classified as a long-term liability.